Net income per ordinary share - Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	76,579,420	80,552,734
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	682,393	371,621
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	77,261,813	80,924,355